(front cover)
                           J.P. Morgan Institutional
                         New York Tax Exempt Bond Fund

                               Semiannual Report
                               January 31, 2001

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

February 20, 2001

Dear Shareholder,

    We are pleased to report to you that the J.P. Morgan Institutional New York Tax Exempt Bond Fund outperformed its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, for the six months ended January 31, 2001. The Fund provided a total return of 6.02% for the semiannual period, while the index had a total return of 5.77% for the same time period.

    The Fund was also competitive with its peer group, as measured by the Lipper New York Intermediate Municipal Debt Funds Average. For the six months ended January 31, 2001, the Fund's peer group had a total return of 6.06%

    The J.P. Morgan Institutional New York Tax Exempt Bond Fund's 30-day SEC yield as of January 31, 2001 was 3.97%. This is equivalent to a taxable yield of 6.57% for an investor in the top federal income tax bracket of 39.6%.

    The Fund's net asset value on January 31, 2001 was $10.78, an increase from $10.40 at the start of the fiscal year. During the past six months, the Fund distributed approximately $0.24 per share from ordinary income, all of which was exempt from federal income tax.

    On the following pages, portfolio manager Robert Meiselas discusses the fixed income market in detail. Robert also explains the factors that influenced Fund performance during the period, and provides insight in regard to positioning the Portfolio for the coming months.

    As chairman and president of Asset Management Services, we appreciate your investment in the Fund. If you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/signature/                             /signature/

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan Chase & Co.                 J.P. Morgan Chase & Co.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to the Shareholders                                                    1
Fund Performance                                                              2
Portfolio Manager Q&A                                                         3
Fund Facts & Portfolio Highlights                                             5
Financial Statements                                                          6

FUND PERFORMANCE
--------------------------------------------------------------------------------

EXAMINING PERFORMANCE

    One way to look at performance is to review a fund's average annual total return. This calculation takes the fund's actual return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, and ten years, (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short-term.

PERFORMANCE

                                                TOTAL                    AVERAGE ANNUAL
                                               RETURNS                     TOTAL RETURNS
                                         ---------------------     ---------------------------------
                                            SIX        ONE           THREE       FIVE       SINCE
                                           MONTHS      YEAR          YEARS       YEARS    INCEPTION*
AS OF JANUARY 31, 2001
J.P. Morgan Institutional New York Tax
  Exempt Bond Fund                          6.02%     10.95%          4.80%      5.15%       6.00%
Lehman Brothers 1-16 year Municipal
  Bond Index**                              5.77%     10.94%          5.21%      5.60%       6.42%
Lipper New York Intermediate
  Municipal Debt Funds Average***           6.06%     11.42%          4.54%      4.91%       5.50%

AS OF DECEMBER 31, 2000
J.P. Morgan Institutional New York Tax
  Exempt Bond Fund                          5.97%      9.26%          4.63%      5.15%       5.88%
Lehman Brothers 1-16 year Municipal
  Bond Index**                              5.57%      9.32%          5.10%      5.53%       6.30%
Lipper New York Intermediate
  Municipal Debt Funds Average***           6.05%      9.63%          4.42%      4.84%       5.39%

* The Fund commenced operations on April 11, 1994, and has provided an average annual total return of 5.96% from that date through January 31, 2001. For the purpose of comparison, the "since inception" returns in the table above are calculated from April 30, 1994, the first date when data for the Fund, its benchmark, and its Lipper category average were all available.

** Prior to May 1, 1997 the benchmark was the Lehman Brothers 1-15 year Municipal Bond Index. Commencing May 1, 1997 the benchmark is the Lehman Brothers 1-16 year Municipal Bond Index. Both are unmanaged indices that measure municipal bond market performance. They do not include fees or expenses and are not available for actual investment.

***Describes the average annual total return for all funds in the indicated Lipper category, as defined by Lipper Inc., and does not take into account applicable sales charges. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

     Past performance is no guarantee of future results. Fund returns are net of fees, assume the reinvestment of distributions, and reflect reimbursement of certain fund and portfolio expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------

    Following is an interview with Robert Meiselas, who along with Benjamin S. Thompson and Kingsley Wood Jr., manages the J.P. Morgan Institutional New York Tax Exempt Bond Fund. This interview was conducted on February 16, 2001, and reflects Robert's views on that date.

[photo of Robert Meiselas]

    ROBERT MEISELAS, vice president, is a portfolio manager with the Tax Aware Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Bob is a CPA and joined Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. He also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. John's University and has completed graduate work in taxation at Long Island University.

[photo of Benjamin S. Thompson]

    BENJAMIN S. THOMPSON, vice president, is a senior fixed income portfolio manager and head of J.P. Morgan's municipal bond strategies. His responsibilities include coordination of strategy and research, portfolio structuring, and trade execution for the Tax Aware Fixed Income Group. Prior to joining Morgan in 1999, Ben was a senior fixed income portfolio manager at Goldman Sachs Asset Management. Earlier, he was with the Structured Finance Group of Chase Manhattan Bank. He holds a B.A. in Economics from Colorado College.

[photo of Kingsley Wood, Jr.]

    KINGSLEY (KIT) WOOD, JR., vice president, is a portfolio manager in the Tax Aware Fixed Income Group. Prior to becoming a J.P. Morgan Investment Management employee in 2000, he worked at Mercantile Bank & Trust (MSD&T Funds) in Baltimore, MD as a portfolio manager where he managed all institutional tax-exempt assets (mutual funds and separate accounts). Prior to that, he was a sell-side institutional trader at ABN-AMRO Bank and Kemper Securities in Chicago. Kit holds a B.A. from the University of Colorado, and has completed graduate work towards an M.B.A. at the University of Maryland.

WHAT EVENTS IMPACTED THE FIXED INCOME MARKETS, GENERALLY, AND THE MUNICIPAL BOND MARKET, SPECIFICALLY, OVER THE LAST SIX MONTHS?

    The fixed income markets began the period on a volatile note after a period of rising interest rates, and ended in a rally as interest rates declined. By and large, the most significant factor was the Federal Reserve shifting its interest rate stance from tightening to easing, and the subsequent recognition by the bond market that U.S. economic growth slowed more than anticipated.

    At the outset of this reporting period, there was some question as to whether the Federal Reserve would continue to increase interest rates and whether the previous rate increases were actually slowing the economy to the much-discussed "soft landing" that everyone desired.

    As we moved through autumn, investors became confident that the economy was, indeed, slowing. Near year-end, however, it became evident the economy might be slowing more than originally desired. In response, the Fed acted quickly and cut interest rates by 50 basis points during the first week of January. The Fed then followed with another 50 basis point cut on January 31, 2001, the last day of this reporting period.

    Bonds generally performed well in this environment. Prices in most fixed income markets trended upward. In the end, performance was driven by whether you were appropriately positioned as market expectations vacillated and whether you were invested in the right bonds at the right time as the economic scenario unfolded.

     Another significant occurrence was the volatility experienced by the stock market throughout the period. Stock market volatility led to increased retail awareness of bonds, as investors sought safe havens for their equity-related gains. This propelled the municipal bond market, in particular, as municipal bonds pay attractive returns for investors attempting to lower their tax bill.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

HOW DID THESE THEMES PLAY OUT IN NEW YORK?

    The supply of New York bonds has been much lower than in previous years, and this lack of supply, along with consistent demand, drove prices upward. Also, Standard & Poor's upgraded its rating for New York State general obligation bonds from A to AA, which added to the appeal of New York munis.

WHY HAS SUPPLY BEEN A PROBLEM IN NEW YORK?

    New York has traditionally been one of the most prolific issuers of debt in the United States. Essentially, this debt was needed to finance the massive infrastructure needs of a relatively large population. Also, a large portion of the new debt was issued to retire older, more costly bond issues that were already outstanding. Now, thanks to the creation of wealth from our strong economy, tax revenues have increased markedly. Therefore, the need to borrow money to finance projects is not the same as it used to be. In the past, for example, the state might go to market for several billions of dollars at different times during the year. Lately, however, we've seen only a fraction of this activity. Aside from supply-related problems, we note that retail demand is steadily increasing, which results in more pressure in a tight market that is getting tighter.

HOW WAS THE FUND POSITIONED DURING THE LAST  SIX MONTHS?

    Although we forecasted an eventual decline in interest rates, we tempered our bullish outlook to allow for market uncertainty. Throughout this period, the Fund performed well during periods when interest rates declined and also out-performed the competition when market uncertainty drove interest rates upward. A key element of our strategy was a long duration position, amplified through the addition of zero coupon and market discount bonds, which respond best to a decline in rates. We continued to add higher-yielding private placements to the portfolios and maintained a bias toward bonds of higher credit quality due to the narrow credit spreads prevailing in the marketplace.

HAS YOUR POSITIONING PAID OFF THE WAY YOU EXPECTED?

    Not always, but much of the time. While our bias toward higher quality bonds did not add significantly to performance during the period, we believe it will buffer the Fund when the bond market begins to weaken. We think that, as a general rule, our positioning in the market has made us less susceptible to NAV declines during a downturn. Because we are tax aware and don't take gains purely to provide marginally higher returns, and because we are not structurally as long as some other similar type funds, longer funds may have a higher return every now and then.

HOW ARE YOU POSITIONING THE PORTFOLIO TO PROSPER  IN THE MONTHS AHEAD?

    After a good rally, we believe that the strong bull market for bonds may be starting to wane. In our view, the Federal Reserve has signaled that it will act vigorously to prevent the U.S. economy from sinking into recession. Consequently, investors may not continue their aggressive buying of U.S. government bonds as a safe haven investment. Due to current technical factors in the municipal bond market, we don't believe that municipal bond prices will significantly weaken. Nevertheless, in order to avoid taking undue risk, we have repositioned the portfolio to de-emphasize holdings that could rapidly decline in value should interest rates spike. In view of the tight spreads that currently prevail in the market, we will continue to emphasize high- quality securities.

FUND FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    J.P. Morgan Institutional New York Tax Exempt Bond Fund seeks to provide a high level of tax-exempt income for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high level of income which is free from federal, state, and New York City personal income taxes.

--------------------------------------------------------------------------------
    Inception Date:  4/11/1994
--------------------------------------------------------------------------------
    Fund Net Assets as of 1/31/2001:
      $196,077,880
--------------------------------------------------------------------------------
    Portfolio Net Assets as of 1/31/2001:
      $326,782,460
--------------------------------------------------------------------------------
    Income Payable Dates
      (if applicable):  MONTHLY
--------------------------------------------------------------------------------
    Capital Gain Payable Dates
      (if applicable):  12/14/2001

EXPENSE RATIOS

    The Fund's current annualized expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping fund shares, or for wiring redemption proceeds from the Fund.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

ASSET ALLOCATION
All data as of January 31, 2001

[data from pie chart]

Revenue Bonds                                   54.9%
Insured                                         12.9%
General Obligations and House Authority         11.1%
Private Placement                                7.8%
Prerefunded                                      7.5%
Short-Term Investments                           4.9%
Tax Anticipation Notes                           0.9%

--------------------------------------------------------------------------------
    30-day SEC Yield:  3.97%
--------------------------------------------------------------------------------
    Duration:  5.22 YEARS

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF THE FINANCIAL INSTITUTION AND ARE NOT GUARANTEED BY THE FINANCIAL INSTITUTION. SHARES OF THE FUND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell securities. Opinions expressed herein and other Fund data presented are based on current market conditions and are subject to change without notice. The Fund invests through a master portfolio (another Fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

ASSETS
Investment in The New York Tax Exempt Bond
Portfolio ("Portfolio"), at value                                    $194,090,116
Receivable for Shares of Beneficial Interest Sold                       2,515,000
Receivable for Expense Reimbursements                                       6,117
Prepaid Trustees' Fees and Expenses                                           163
Prepaid Expenses and Other Assets                                             276
                                                                   ----------------
TOTAL ASSETS                                                           196,611,672
                                                                   ----------------
LIABILITIES
Dividends Payable to Shareholders                                         461,416
Shareholder Servicing Fee Payable                                          16,043
Administrative Services Fee Payable                                         3,789
Payable for Shares of Beneficial Interest Redeemed                            969
Accrued Expenses and Other Liabilities                                     51,575
                                                                   ----------------
TOTAL LIABILITIES                                                         533,792
                                                                   ----------------
NET ASSETS
Applicable to 18,194,425 Shares of Beneficial Interest Outstanding
  (par value $0.001, unlimited shares authorized)                     $196,077,880
                                                                   ================
Net Asset Value, Offering and Redemption Price Per Share                    $10.78
                                                                   ================
ANALYSIS OF NET ASSETS
Paid-in Capital                                                       $191,003,690
Distributions in Excess of Net Investment Income                          (27,943)
Accumulated Net Realized Loss on Investment                              (872,812)
Net Unrealized Appreciation on Investment                                5,974,945
                                                                   ----------------
NET ASSETS                                                            $196,077,880
                                                                   ================

6    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INVESTMENT INCOME
INCOME
Allocated Investment Income from Portfolio                          $4,600,445
Allocated Portfolio Expenses                                         (332,650)
                                                                   -------------
    Investment Income                                                4,267,795
                                                                   -------------
FUND EXPENSES
Shareholder Servicing Fee                                               92,194
Administrative Services Fee                                             21,965
Financial and Fund Accounting Services Fee                              17,644
Registration Fees                                                       10,184
Transfer Agent Fees                                                      9,281
Professional Fees and Expenses                                           6,122
Printing Expenses                                                        5,868
Fund Services Fee                                                        1,236
Administration Fee                                                         963
Trustees' Fees and Expenses                                                922
Miscellaneous Expenses                                                   3,450
                                                                   -------------
    Total Fund Expenses                                                169,829
Less: Reimbursement of Expenses                                       (37,919)
                                                                   -------------
    Net Fund Expenses                                                  131,910
                                                                   -------------
NET INVESTMENT INCOME                                                4,135,885
                                                                   -------------
REALIZED AND UNREALIZED GAIN
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO             2,088,179
                                                                   -------------
CHANGE IN NET UNREALIZED APPRECIATION ON
  INVESTMENT ALLOCATED FROM PORTFOLIO                                 4,141,137
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,365,201
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.   7

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

INCREASE IN NET ASSETS                                                     2001               2000
FROM OPERATIONS
Net Investment Income                                              $    4,135,885        $  6,941,803
Net Realized Gain (Loss) on Investment Allocated from Portfolio         2,088,179         (2,345,487)
Change in Net Unrealized Appreciation (Depreciation)
  on Investment Allocated from Portfolio                                4,141,137           2,250,089
                                                                  -----------------   -----------------
    Net Increase in Net Assets Resulting from Operations               10,365,201           6,846,405
                                                                  -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                  (4,135,885)        (6,941,803)
In Excess of Net Investment Income                                        (13,490)           (44,877)
                                                                  -----------------   -----------------
    Total Distributions to Shareholders                                (4,149,375)        (6,986,680)
                                                                  -----------------   -----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                       58,953,176          44,578,604
Reinvestment of Distributions                                           1,195,878           1,485,907
Cost of Shares of Beneficial Interest Redeemed                        (43,601,677)       (33,982,910)
                                                                  -----------------   -----------------
    Net Increase from Transactions in Shares
      of Beneficial Interest                                           16,547,377          12,081,601
                                                                  -----------------   -----------------
    Total Increase in Net Assets                                       22,763,203          11,941,326
                                                                  -----------------   -----------------
NET ASSETS
Beginning of Period                                                   173,314,677         161,373,351
                                                                  -----------------   -----------------
End of Period                                                        $196,077,880        $173,314,677
                                                                  =================   =================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Shares of Beneficial Interest Sold                                      5,552,537           4,338,608
Shares of Beneficial Interest Reinvested                                  113,100             144,529
Shares of Beneficial Interest Redeemed                                 (4,136,891)        (3,305,213)
                                                                  -----------------   -----------------
    Net Increase in Shares of Beneficial Interest                       1,528,746           1,177,924
                                                                  =================   =================

8    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND
FUND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD IS AS FOLLOWS:

                                            FOR THE SIX
                                            MONTHS ENDED     FOR THE      FOR THE FOUR      FOR THE YEARS ENDED MARCH 31
                                          JANUARY 31, 2001  YEAR ENDED    MONTHS ENDED  -------------------------------------
                                             (UNAUDITED)   JULY 31, 2000  JULY 31, 1999  1999      1998     1997      1996
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD                         $10.40         $10.42        $10.72       $10.67   $10.31    $10.34    $10.11
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.24          0.45          0.14         0.45     0.48      0.48       0.49
Net Realized and Unrealized Gain (Loss)
  on Investment                                 0.38         (0.02)        (0.28)        0.13     0.40     (0.02)      0.25
                                         ------------------------------------------------------------------------------------
    Total From Investment Operations            0.62          0.43         (0.14)        0.58     0.88      0.46       0.74
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                          (0.24)        (0.45)        (0.14)       (0.45)   (0.48)    (0.48)    (0.49)
Net Realized Gain                                 -             -          (0.02)       (0.08)   (0.04)    (0.01)    (0.02)
In Excess of Net Investment Income            (0.00)(a)   (0.00)(a)          -            -        -         -         -
                                         ------------------------------------------------------------------------------------
    Total Distributions to Shareholders        (0.24)        (0.45)        (0.16)       (0.53)   (0.52)    (0.49)    (0.51)
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE, END OF PERIOD      $10.78         $10.40        $10.42       $10.72   $10.67    $10.31    $10.34
                                         ====================================================================================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                  6.02%(b)        4.32%      (1.25)%(b)       5.51%    8.64%     4.54%     7.40%
Net Assets, End of Period (in thousands)     $196,078       $173,315     $161,373       $204,986  $111,418  $90,792  $47,926
Ratios to Average Net Assets
    Net Expenses                             0.50%(c)         0.50%      0.50%(c)        0.50%    0.50%     0.50%     0.50%
    Net Investment Income                    4.48%(c)         4.39%      4.01%(c)        4.15%    4.54%     4.70%     4.67%
    Expenses without Reimbursement           0.54%(c)         0.56%      0.59%(c)        0.57%    0.59%     0.64%     0.67%

(a) Amount is less than $0.005.
(b) Not annualized
(c) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.   9

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The J.P. Morgan Institutional New York Tax Exempt Bond Fund (the "Fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business Trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 11, 1994. At a meeting on November 12, 1998, the Trustees elected to change the Fund's fiscal year end from March 31 to July 31.

    The Fund invests all of its investable assets in The New York Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 59% at January 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATION--Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

    INVESTMENT INCOME--The Fund earns income, net of expenses, daily on its investment in the Portfolio. All net investment income, realized and unrealized gains and losses of the Portfolio are allocated pro-rata among the Fund and other investors in the Portfolio at the time of such determination.

    EXPENSES--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

    INCOME TAX STATUS--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are paid annually.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADMINISTRATIVE SERVICEs--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first
$7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Fund to the extent the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, exceed 0.50% of the Fund's average daily net assets. The reimbursement agreement can be changed or terminated at any time after November 30, 2001, at the option of Morgan.

    ADMINISTRATION--The Trust has retained FDI, a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities, required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI.

J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    SHAREHOLDER SERVICING--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund.

    FUND SERVICES--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $200.

--------------------------------------------------------------------------------
3. BANK LOANS

    The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

--------------------------------------------------------------------------------
4. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
5. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's Advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's Advisor.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO

Semiannual Report January 31, 2001

(The following pages should be read in conjunction with J.P. Morgan Institutional New York Tax Exempt Bond Fund Semiannual Financial Statements)

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------
MUNICIPALS - 95.1%
GENERAL OBLIGATIONS & HOUSE AUTHORITY - 11.1%
NEW YORK - 11.1%
           $ 3,000,000  Babylon, (Waste Facilities), 9.00%,
                           8/1/11(FGIC)                                         $       4,148,790
             7,000,000  New York, Series 1993 A-1, 5.75%, 8/1/14                        7,250,880
             4,375,000  New York, 6.00%, 3/1/07                                         4,841,944
             5,250,000  New York, Series 1996 A, 6.50%,
                           7/15/06                                                      5,912,550
             6,455,000  New York, Series 1998 A, 5.00%, 8/1/05                          6,742,118
             4,325,000  New York, Series 1999 I, 4.00%, 4/15/02                         4,351,902
             3,230,000  Yonkers, Series 1996 C, 5.50%,
                           8/1/04(AMBAC)                                                3,408,910
                                                                           --------------------------
                                                                                       36,657,094
                                                                           --------------------------
INSURED - 12.9%
NEW YORK - 12.9%
             6,895,000  Babylon Industrial Development Agency,
                           Series 2000 A, (Civic Facilities Rev.),
                           6.63%, 8/1/19(AMBAC)                                         7,832,375
             4,200,000  City University of New York, (John Jay
                           College), 5.75%, 8/15/05(MBIA IBC)                           4,537,890
             5,500,000  Metropolitan Transportation Auth.,
                           Series 1996 A, 6.25%, 4/1/11(MBIA)                           6,362,840
             1,130,000  Monroe County, 5.88%, 6/1/08(AMBAC)                             1,264,030
             2,280,000  New York State Dormitory Auth. Rev.,
                           (Columbia University), 5.25%, 7/1/07                         2,455,400
             2,530,000  New York State Dormitory Auth. Rev., (North
                           Shore University Hospital), 5.50%,
                           11/1/10(MBIA)                                                2,761,950
             2,100,000  New York State Medical Care Facilities
                           Finance Agency, Series 1994 A,
                           (N.Y. Hospital FHA Insured Mortgage),
                           6.80%, 8/15/24, Prerefunded at 102% of
                           Par(AMBAC)                                                   2,376,885
             5,000,000  New York, Series 1991 A, 3.00%,
                           8/15/02(MBIA IBC)                                            4,967,500
               750,000  New York, Series 1996 G, 5.75%,
                           2/1/06(AMBAC)                                                  812,475
             4,000,000  New York, Series 1997 I, 6.25%,
                           4/15/07(MBIA)                                                4,491,200
             4,365,000  Suffolk County, (Southwest Sewer District),
                           6.00%, 2/1/08(MBIA)                                          4,875,923
                                                                           --------------------------
                                                                                       42,738,468
                                                                           --------------------------
PREREFUNDED - 7.5%
NEW YORK - 7.5%
             5,500,000  New York City Municipal Water Finance Auth.,
                           Series 1996 B, 6.25%, 6/15/20, Prerefunded
                           at 101% of Par                                               6,192,670
             6,000,000  New York Power Auth. Rev., Series 1992 AA,
                           6.25%, 1/1/23, Prerefunded at 102% of Par                    6,276,780
             4,425,000  New York State Medical Care Facilities
                           Finance Agency, Series 1992 A, (Methodist
                           Nursing FHA), 6.70%, 8/15/23, Prerefunded
                           at 102% of Par                                               4,725,989

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------

            $  485,000  New York State Medical Care Facilities
                          Finance Agency, Series 1995 F,
                          (FHA Insured Mortgage Project), 6.20%,
                          8/15/15, Prerefunded at 102% of Par                        $    525,934
             4,950,000  New York State Thruway Auth., (Local
                          Highway & Bridge), 6.45%, 4/1/15,
                          Prerefunded at 102% of Par                                    5,552,564
             1,500,000  Triborough Bridge & Tunnel Auth. Rev.,
                          Series 1992 Y, 5.90%, 1/1/07(GO of Auth.)                     1,650,795
                                                                           --------------------------
                                                                                       24,924,732
                                                                           --------------------------
PRIVATE PLACEMENT - 7.8%
ILLINOIS - 0.9%
             3,000,000  Illinois Development Finance Auth. Rev.,
                          4.65%, 8/1/28                                                 3,010,860
                                                                           --------------------------
MICHIGAN - 0.4%
             1,198,073  City of Detroit, 5.49%, 10/15/01                                1,207,322
                                                                           --------------------------
NEW JERSEY - 0.6%
             2,000,000  Trust Cultural, 4.60%, 1/1/08                                  2,021,700
                                                                           --------------------------
NEW YORK - 5.4%
            10,000,000  New York Convention Center Operating Corp.
                          Certificates of Partnership, (Yale Building
                          Acquisition), 6.50%, 12/1/04                                 10,201,500
             5,967,061  New York Office of Temporary & Disability
                          Assistance, 5.21%, 7/1/04                                     6,105,855
             1,705,764  New York State Office, 4.48%, 3/31/05                           1,707,931
                                                                           --------------------------
                                                                                       18,015,286
                                                                           --------------------------
PUERTO RICO - 0.5%
             1,428,065  Puerto Rico Commonwealth, 7.47%, 12/4/03                        1,508,180
                                                                           --------------------------
                                                                                       25,763,348
                                                                           --------------------------
REVENUE BONDS - 54.9%
ARIZONA - 1.8%
             6,000,000  Arizona Health Facilities Auth. Rev.,
                          Series 1999 A, (Catholic Healthcare
                          West), 6.13%, 7/1/09                                          5,963,160
                                                                           --------------------------
MICHIGAN - 1.5%
             5,000,000  Michigan State Hospital Finance Auth. Rev.,
                          Series 1999 B, (Ascension Health Credit),
                          5.30%, 11/15/33                                               5,109,450
                                                                           --------------------------
NEW YORK - 43.4%
             2,000,000  Islip Community Development Agency,
                          (New York Institute of Technology), 7.50%,
                           3/1/26, Prerefunded at 102% of Par                           2,361,260
            10,000,000  Long Island Power Auth., 5.00%,
                           4/1/04(MBIA)                                                10,374,299
             5,000,000  Municipal Assistance Corp. for the City of
                          New York, Series 1997 H, 6.00%, 7/1/05                        5,442,250
             3,000,000  Municipal Assistance Corp. for the City of
                          New York, Series 1999 L, 6.00%, 7/1/08                        3,369,240
             4,000,000  New York City Transitional Finance Auth.,
                          Series B, 6.13%, 11/15/14                                     4,474,160

The Accompanying Notes are an Integral Part of the Financial Statements.   13

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)
JANUARY 31, 2001

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------
          $  9,000,000  New York Local Government Assistance Corp.,
                           Series 1995 A, 5.90%, 4/1/11, Prerefunded
                           at 102% of Par                                       $       9,906,570
             2,885,000  New York Mortgage Agency Rev.,
                           Series 2000-94, (Homeowner Mortgage),
                           5.35%, 4/1/23                                                2,945,498
             2,000,000  New York Power Auth. Rev., Series 1990 W,
                           6.63%, 1/1/03                                                2,112,260
             3,745,000  New York State Dormitory Auth. Rev.,
                           (Concord Nursing Home Inc.), 6.25%,
                           7/1/16(LOC: Fleet Bank N.A.)                                 3,993,294
             3,450,000  New York State Dormitory Auth. Rev.,
                           (Pratt Institute), 6.25%, 7/1/14                             3,847,233
             2,055,000  New York State Dormitory Auth. Rev.,
                           (Manhattan College), 5.50%, 7/1/09(Asset
                           Guaranty GO of University)                                   2,193,363
             1,770,000  New York State Dormitory Auth. Rev.,
                           (Manhattan College), 5.50%, 7/1/10(Asset
                           Guaranty GO of University)                                   1,885,439
             5,000,000  New York State Dormitory Auth. Rev.,
                           Series 1993 A, (State University Educational
                           Facilities), 5.25%, 5/15/15(MBIA-IBC)
                           (Asset Guaranty GO of University)                            5,320,000
             1,210,000  New York State Dormitory Auth. Rev.,
                           Series 1994 A, (University of Rochester),
                           6.50%, 7/1/06(Asset Guaranty GO of
                           University)                                                  1,360,427
             8,360,000  New York State Dormitory Auth. Rev.,
                           Series 2001 A, (New York University),
                           5.75%, 7/1/13(AMBAC)                                         9,241,980
            10,000,000  New York State Environmental Facilities Corp.,
                           (New York City Municipal Water), 5.75%,
                           6/15/10                                                     11,159,999
             5,000,000  New York State Environmental Facilities Corp.,
                           (New York City Municipal Water), 5.75%,
                           6/15/11                                                      5,594,500
             5,110,000  New York State Environmental Facilities Corp.,
                           (Pooled Loan Program), Series 2000 B,
                           5.70%, 7/15/14                                               5,565,403
             2,635,000  New York State Urban Development Corp.,
                           6.00%, 1/1/06                                                2,870,358
             3,600,000  Port Auth. of New York & New Jersey, 6.95%,
                           6/1/08                                                       3,748,752
             9,425,000  Port Auth. of New York & New Jersey,
                           120th Series, 5.75%, 10/15/07(MBIA)                         10,332,345
             8,000,000  Triborough Bridge & Tunnel Auth. Rev.,
                           Series 1992 Y, 5.50%, 1/1/17                                 8,589,120
             7,500,000  Triborough Bridge & Tunnel Auth. Rev.,
                           Series 1998 A, 5.50%, 1/1/05(FGIC)                           7,975,275
             3,690,000  Tsasc Inc., Series 1999-1, 4.80%, 7/15/06                       3,756,051
             4,175,000  Tsasc Inc., Series 1999-1, 4.88%, 7/15/07                       4,198,881
             2,690,000  Tsasc Inc., Series 1999-1, 5.00%, 7/15/08                       2,718,864
             8,140,000  Westchester County Healthcare Corp. Rev.,
                           Series 2000 B, (County Guaranteed),
                           5.25%, 11/1/12                                               8,626,121
                                                                           --------------------------
                                                                                      143,962,942
                                                                           --------------------------

PRINCIPAL AMOUNT                                                                        VALUE
----------------------------------------------------------------------------------------------------

NORTH CAROLINA - 1.6%
          $  5,000,000  North Carolina Municipal Power Agency No. 1
                          Catawba Electric Rev., Series 1999 B,
                          6.38%, 1/1/08                                             $   5,381,700
                                                                           --------------------------
PENNSYLVANIA - 1.2%
             4,000,000  Clinton County Industrial Development Auth.
                          Rev., Series 1992 A, (International Paper
                          Co.), 4.73%, 1/15/02(v)                                       4,000,000
                                                                           --------------------------
TEXAS - 5.4%
             5,000,000  Dallas-Fort Worth International Airport Facility
                          Improvement Corp. Rev., Series 2000 B,
                          (American Airlines), 6.05%, 5/1/29                            5,118,200
             5,000,000  Lubbock Health Facilities Development Corp.,
                          (St. Joseph Health Systems), 5.25%, 7/1/14                    4,990,900
             12,000,000  Texas Municipal Power Agency Rev.,
                           (Capital Appreciation), 4.62%, 9/1/10
                           (AMBAC)(y)                                                   7,749,600
                                                                           --------------------------
                                                                                       17,858,700
                                                                           --------------------------
                                                                                      182,275,952
                                                                           --------------------------
TAX ANTICIPATION NOTES - 0.9%
CALIFORNIA - 0.9%
             3,000,000  Tustin Unified School District Rev.,
                          (Community Facilities 97-1), 6.10%, 9/1/02                    3,038,760
                                                                           --------------------------
TOTAL MUNICIPALS                                                                      315,398,354
                                                                           --------------------------
   (Cost $305,225,047)

SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4.9%
            16,065,143  J.P. Morgan Institutional Tax Exempt Money
                          Market Fund*                                                 16,065,143
                                                                           --------------------------
   (Cost $16,065,143)
TOTAL INVESTMENT SECURITIES - 100.0%                                                 $331,463,497
                                                                           ==========================
   (Cost $321,290,190)

AMBAC - AMBAC Assurance Corporation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
GO - General Obligation
IBC - Insured Bond Certificate
LOC - Letter of Credit
MBIA - MBIA Insurance Corp.
(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.
(y)  Yield to maturity
 * Affiliated money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.


14    The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

JANUARY 31, 2001

ASSETS
Investments at Value (Cost $321,290,190)                           $331,463,497
Cash                                                                   473,790
Dividend and Interest Receivable                                     3,858,214
Prepaid Trustees' Fees and Expenses                                        467
Prepaid Expenses and Other Assets                                          447
                                                                   -------------
TOTAL ASSETS                                                        335,796,415
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                    8,904,570
Advisory Fee Payable                                                    80,383
Administrative Services Fee Payable                                      6,329
Accrued Expenses and Other Liabilities                                  22,673
                                                                   -------------
TOTAL LIABILITIES                                                    9,013,955
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interest                       $326,782,460
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    15

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INVESTMENT INCOME
INCOME
Interest Income                                                     $ 7,669,422
Dividend Income from Affiliated Investment                              12,346
                                                                   -------------
   Investment Income                                                  7,681,768
                                                                   -------------
EXPENSES
Advisory Fee                                                           463,129
Administrative Services Fee                                             36,783
Custodian Fees and Expenses                                             24,440
Professional Fees and Expenses                                          21,458
Printing Expenses                                                        4,691
Fund Services Fee                                                        2,071
Trustees' Fees and Expenses                                              1,603
Administration Fee                                                         903
Miscellaneous Expenses                                                     400
                                                                   -------------
    Total Expenses                                                     555,478
                                                                   -------------
NET INVESTMENT INCOME                                                7,126,290
                                                                   -------------
REALIZED AND UNREALIZED GAIN
  NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                       3,487,935
                                                                   -------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS                 7,037,956
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $17,652,181
                                                                   =============

16    The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

INCREASE IN NET ASSETS                                                2001                  2000

FROM OPERATIONS
Net Investment Income                                         $    7,126,290          $  12,523,847
Net Realized Gain (Loss) on Investment Transactions                3,487,935            (3,934,965)
Change in Net Unrealized Appreciation
  (Depreciation) on Investments                                    7,037,956              3,738,355
                                                             ------------------    ------------------
    Net Increase in Net Assets Resulting from Operations          17,652,181             12,327,237
                                                             ------------------    ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                     85,909,669             90,169,287
Withdrawals                                                      (74,744,160)          (81,529,772)
                                                             ------------------   ------------------
    Net Increase from Transactions in
      Investors' Beneficial Interest                              11,165,509              8,639,515
                                                             ------------------   ------------------
    Total Increase in Net Assets                                  28,817,690             20,966,752
                                                             ------------------   ------------------
NET ASSETS
Beginning of Period                                              297,964,770            276,998,018
                                                             ------------------    ------------------
End of Period                                                   $326,782,460           $297,964,770
                                                             ==================    ==================

SUPPLEMENTARY DATA
                                   FOR THE SIX
                                  MONTHS ENDED     FOR THE      FOR THE FOUR        FOR THE YEARS ENDED MARCH 31
                                JANUARY 31, 2001  YEAR ENDED    MONTHS ENDED   -------------------------------------
                                   (UNAUDITED)   JULY 31, 2000  JULY 31, 1999    1999     1998      1997      1996
                              --------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
    Net Expenses                   0.36%(a)         0.36%         0.40%(a)       0.38%     0.40%    0.43%     0.44%
    Net Investment Income          4.62%(a)         4.52%         4.10%(a)       4.26%     4.62%    4.75%     4.72%
Portfolio Turnover                  52%(b)           86%            8%(b)         44%        51%      35%      41%

(a) Annualized
(b) Not annualized

The Accompanying Notes are an Integral Part of the Financial Statements.    17

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED
--------------------------------------------------------------------------------

JANUARY 31, 2001

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The New York Tax Exempt Bond Portfolio (the ''Portfolio'') is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a Trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. At a meeting on November 12, 1998, the Trustees elected to change the Portfolio's fiscal year end from March 31 to July 31.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   SECURITY VALUATIONS--Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by Funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.30% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED
--------------------------------------------------------------------------------
                                                                    (Continued)
JANUARY 31, 2001

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained FDI, a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $400.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended January 31, 2001, the Portfolio purchased $176,847,148 of investment securities and sold $156,321,132 of investment securities other than short-term investments.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements, which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF RISK

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

--------------------------------------------------------------------------------
6. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's Advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's Advisor.

NOTES
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20

[back cover]

J.P. MORGAN INSTITUTIONAL FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Large Cap Growth Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Market Neutral Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware Disciplined Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       SmartIndex(tm) Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                      MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24966    0102